                             MACKENZIE SERIES TRUST
                     MACKENZIE LIMITED TERM MUNICIPAL FUND
                       MACKENZIE NATIONAL MUNICIPAL FUND
                      MACKENZIE CALIFORNIA MUNICIPAL FUND
                       MACKENZIE NEW YORK MUNICIPAL FUND

                        Supplement Dated January 1, 1996
                      to Prospectus Dated October 27, 1995

The second sentence of the paragraph under "Transfer Agent" on page 12 is replaced in its entirety as follows:
For transfer agency and shareholder services, each Fund pays MIISC a fee of $20.75 per open account. Each Fund also pays MIISC a fee of $4.36 for each account that is closed and reimburses MIISC monthly for out-of-pocket expenses. Certain Broker/Dealers that maintain shareholder accounts with a Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by MIISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly.
As compensation for these services, MIISC pays the Broker/Dealer a similar open account fee for each account within the omnibus account, or a fixed rate (eg.,
 .10%) based on the average daily net asset value of the omnibus account (or a combination thereof).

The second paragraph under "Dividends and Taxes" on page 12 is deleted in its entirety.

The first sentence of the third paragraph under "Dividends and Taxes" on page 12 is modified as follows:
Each Fund intends to declare and pay monthly any dividends from net investment income (to the extent not previously distributed) on both classes of Fund shares, based on their relative net asset values.

The second paragraph under "Purchase of Class A Shares at Net Asset Value" on page 17 is modified as follows:
Officers and Trustees of the Trust (and their relatives), MIMI, Ivy Management, Inc. (which is a wholly owned subsidiary of MIMI) and Mackenzie Financial Corporation (of which MIMI is a subsidiary) and their officers, directors, employees and retired employees (and their relatives), and legal counsel and independent accountants (and their relatives) may buy Class A shares of the Fund without an initial sales charge or a contingent deferred sales charge.
                                                          (continued on reverse)

                               [LOGO IVY FUNDS]
                          Via Mizner Financial Plaza
                            700 S. Federal Highway
                          Boca Raton, Florida 33432
                                1-800-456-5111




MUNI-16-196

The following is inserted after the fifth paragraph under "Purchases of Class A Shares at Net Asset Value" on page 17:
Class A shares of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund can be purchased without an initial sales charge, but subject to a contingent deferred sales charge of 1.00% during the first 24 months by trust companies, bank trust departments, credit unions, savings and loans, and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by MIFDI.

Currently, these criteria require that the amount invested or to be invested during the subsequent 13-month period totals at least $250,000. MIFDI may, at the time of any such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 1.00% of the first $3,000,000 invested; 0.50% of the next $2,000,000 invested; and 0.25% of the amount invested in excess of $5,000,000.

Class A shares of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund can also be purchased without an initial sales charge, but subject to a contingent deferred sales charge of 1.00% during the first 24 months by any state, county, or city, or any instrumentality, department, authority or agency of these entities, which is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of any registered management investment company (an "eligible government authority"). MIFDI may, at the time of any such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 1.00% of the first $3,000,000 invested; 0.50% of the next $2,000,000 invested; and 0.25% of the amount invested in excess of $5,000,000.


                               [LOGO IVY FUNDS]
                          Via Mizner Financial Plaza
                            700 S. Federal Highway
                          Boca Raton, Florida 33432
                                1-800-456-5111




MUNI-16-196

OCTOBER 27, 1995                                                (LOGO MACKENZIE)

MACKENZIE
LIMITED TERM
MUNICIPAL FUND

MACKENZIE
NATIONAL
MUNICIPAL FUND

MACKENZIE
CALIFORNIA
MUNICIPAL FUND

MACKENZIE
NEW YORK
MUNICIPAL FUND

------------
PROSPECTUS
------------

Mackenzie Investment
Management Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                  [PICTURE OF CASTLE KEEP -
        THROUGH THE CENTURIES, THE CASTLE KEEP HAS BEEN A SOURCE OF LONG-RANGE VISION AND STRATEGIC ADVANTAGE.]

        Mackenzie Series Trust (the "Trust") is a registered investment company currently consisting of five separate investment portfolios. Four portfolios of the Trust (the "Funds"), as indentified below, are described in this Prospectus. Each Fund has its own investment objective and policies, and a shareholder's interest is limited to the Fund in which he or she owns shares.

        The four Funds are:

        Mackenzie Limited Term Municipal Fund
        Mackenzie National Municipal Fund
        Mackenzie California Municipal Fund
        Mackenzie New York Municipal Fund

        This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be read carefully and retained for future reference. Additional information about the Funds is contained in the Statement of Additional Information ("SAI") for the Funds, which is incorporated by reference into this Prospectus. The SAI, dated October 27, 1995, has been filed with the Securities and Exchange Commission ("SEC") and is available upon request and without charge from the Trust at the Distributor's address and telephone number provided below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS
 Schedule of Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2
 Expense Data Table  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2
 The Fund's Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5
 Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9
 Investment Techniques and Risk Factors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9
 Organization of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11
 Investment Manager  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11
 Administrator . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
 Fund Accounting . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
 Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
 Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
 Dividends and Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
 Performance Data  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13
 Alternative Purchase Arrangements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14
 Factors to Consider in Choosing an Alternative. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14
 How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14
 How Your Purchase Price is Determined . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 How a Fund Values its Shares    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 Initial Sales Charge Alternative - Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16
 Contingent Deferred Sales Charge - Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16
   Waiver of Contingent Deferred Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
 Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
   Rights of Accumulation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
   Letter of Intent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
 Purchases of Class A Shares at Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
 Contingent Deferred Sales Charge Alternative - Class B Shares . . . . . . . . . . . . . . . . . . . . . .         18
   Conversion of Class B Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18
   Waiver of Contingent Deferred Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18
   Arrangements with Broker/Dealers and Others . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         18
 How to Redeem Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19
 Minimum Account Balance Requirements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20
 Signature Guarantees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20
 Choosing a Distribution Option  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20
 Tax Identification Number . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20
 Certificates  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
 Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
 Reinvestment Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
 Systematic Withdrawal Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22
 Automatic Investment Method . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22
 Consolidated Account Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22
 Shareholder Inquiries . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22



       BOARD OF TRUSTEES                   OFFICERS                   TRANSFER AGENT                INVESTMENT
     John S. Anderegg, Jr.       Michael G. Landry, President     Mackenzie Ivy Investor              MANAGER
       Paul H. Broyhill        Keith J. Carlson, Vice President       Services Corp.            Mackenzie Investment
       Stanley Channick               C. William Ferris,               P.O. Box 3022              Management, Inc.
    Frank W. DeFriece, Jr.            Secretary/Treasurer             Boca Raton, FL               Boca Raton, FL
         Roy J. Glauber                                                 33431-0922
       Michael G. Landy                                               1-800-777-6472                DISTRIBUTOR
      Joseph G. Rosenthal                                                                       Mackenzie Ivy Funds
        J. Brendan Swan                    CUSTODIAN                                             Distribution, Inc.
                                 Brown Brothers Harriman & Co.           AUDITORS            Via Mizner Financial Plaza
         LEGAL COUNSEL                    Boston, MA             Coopers & Lybrand L.L.P.    700 South Federal Highway
    Dechert Price & Rhoads                                          Ft. Lauderdale, FL          Boca Raton, FL 33432
          Boston, MA                                                                               1-800-456-5111


SCHEDULE OF FEES

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                                       MACKENZIE           MACKENZIE
                                                                                                     LIMITED TERM          NATIONAL
                                                                                                       MUNICIPAL           MUNICIPAL
                                                                                                         FUND               FUND
                                                                                                   -----------------       -------
                                                                                                   CLASS A   CLASS B       CLASS A
Maximum sales load imposed on purchases (as a percentage of offering price at time of
 purchase).......................................................................................    3.00%*    None          4.75%*
Maximum contingent deferred sales charge (as a percentage of original purchase price)............  None**      3.00%***    None**
The Funds have no sales load on reinvested dividends, no redemption fees and no exchange fees

                                                                                                                     MACKENZIE
                                                                                                                    CALIFORNIA
                                                                                                                     MUNICIPAL
                                                                                                                       FUND
                                                                                                                 -----------------
                                                                                                   CLASS B       CLASS A   CLASS B
Maximum sales load imposed on purchases (as a percentage of offering price at time of
 purchase).......................................................................................    None          4.75%*    None
Maximum contingent deferred sales charge (as a percentage of original purchase price)............    5.00%****   None**      5.00%**
**
The Funds have no sales load on reinvested dividends, no redemption fees and no exchange fees

                                                                                                       MACKENZIE
                                                                                                       NEW YORK
                                                                                                       MUNICIPAL
                                                                                                         FUND
                                                                                                   -----------------
                                                                                                   CLASS A   CLASS B
Maximum sales load imposed on purchases (as a percentage of offering price at time of
 purchase).......................................................................................    4.75%*    None
Maximum contingent deferred sales charge (as a percentage of original purchase price)............  None**      5.00%****
The Funds have no sales load on reinvested dividends, no redemption fees and no exchange fees

   * Class A shares of the Fund may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge.
  ** A contingent deferred sales charge may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales
     Charge -- Class A Shares."
 *** The maximum contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 2 1/2% during the second year; 2% during the third year; 1 1/2% during the fourth year; 1% during the fifth year; and 0% in the sixth year and thereafter.
**** The maximum contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year; 3% during the third and fourth years; 2% during the fifth year; 1% during the sixth year; and 0% in the seventh year and thereafter.

EXPENSE DATA TABLE

                                                                                                       MACKENZIE           MACKENZIE
                                                                                                     LIMITED TERM          NATIONAL
                                                                                                       MUNICIPAL           MUNICIPAL
                                                                                                         FUND               FUND
                                                                                                   -----------------       -------
                                                                                                   CLASS A   CLASS B       CLASS A
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees After Expense Reimbursements(1)..................................................    0.26%     0.26%         0.35%
12b-1 Service/Distribution Fees..................................................................    0.25%     0.75%(2)      0.25%
Other Expenses...................................................................................    0.38%     0.38%         0.50%
                                                                                                       --        --            --
Total Fund Operating Expenses(3).................................................................    0.89%     1.39%         1.10%
                                                                                                   =======   =======       =======

                                                                                                                     MACKENZIE
                                                                                                                    CALIFORNIA
                                                                                                                     MUNICIPAL
                                                                                                                       FUND
                                                                                                                 -----------------
                                                                                                   CLASS B       CLASS A   CLASS B
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees After Expense Reimbursements(1)..................................................    0.35%         0.43%     0.43%
12b-1 Service/Distribution Fees..................................................................    1.00%(2)      0.25%     1.00%(2
)
Other Expenses...................................................................................    0.50%         0.42%     0.42%
                                                                                                       --            --        --
Total Fund Operating Expenses(3).................................................................    1.85%         1.10%     1.85%
                                                                                                   =======       =======   =======

                                                                                                       MACKENZIE
                                                                                                       NEW YORK
                                                                                                       MUNICIPAL
                                                                                                         FUND
                                                                                                   -----------------
                                                                                                   CLASS A   CLASS B
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees After Expense Reimbursements(1)..................................................    0.41%     0.41%
12b-1 Service/Distribution Fees..................................................................    0.25%     1.00%(2)
Other Expenses...................................................................................    0.44%     0.44%
                                                                                                       --        --
Total Fund Operating Expenses(3).................................................................    1.10%     1.85%
                                                                                                   =======   =======

(1) Management Fees for both Class A and Class B shares of all Funds reflect expense reimbursements (see note (3) below). Without the expense reimbursement, Management Fees would have been 0.55% of average daily net assets.
(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.
(3) Mackenzie Investment Management Inc. ("MIMI") voluntarily limits each Fund's Total Fund Operating Expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses) to an annual rate of (i) 0.64% of the average daily net assets of Mackenzie Limited Term Municipal Fund and (ii) 0.85% of the average daily net assets of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund, as described in this Prospectus under "Organization of the Funds." Without expense reimbursements, Total Fund Operating Expenses for Class A and B would have been: 1.18% and 1.68%, respectively, for Mackenzie Limited Term Municipal Fund; 1.30% and 2.05%, respectively, for Mackenzie National Municipal Fund; 1.22% and 1.97%, respectively, for Mackenzie California Municipal Fund; and 1.24% and 1.99%, respectively, for Mackenzie New York Municipal Fund.

                                    EXAMPLE
                                 CLASS A SHARES

    You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                    ------     -------     -------     --------
Mackenzie Limited Term Municipal Fund.............   $ 39(1)     $58        $  78        $136
Mackenzie National Municipal Fund.................     58(2)      81          105         175
Mackenzie California Municipal Fund...............     58(2)      81          105         175
Mackenzie New York Municipal Fund.................     58(2)      81          105         175

    These figures assume that the current voluntary expense limitation is in place for each of the time periods indicated. MIMI, as investment adviser, has reserved the right to terminate or revise this expense limitation at any time (on 30 days notice to shareholders in the case of Mackenzie Limited Term Municipal Fund and Mackenzie National Municipal Fund), which may affect the results in years one, three, five and ten in the preceding Example. If the voluntary expense limitation is terminated, the Class A expenses for the one, three, five and ten year periods are estimated to be $42, $66, $93 and $169, respectively, for Mackenzie Limited Term Municipal Fund; $60, $87, $115 and $197, respectively, for Mackenzie National Municipal Fund; $59, $84, $111 and $188, respectively, for Mackenzie California Municipal Fund; and $60, $85, $112 and $190, respectively, for Mackenzie New York Municipal Fund.

(1) Assumes deduction of the maximum 3.00% initial sales charge at the time of purchase and no deduction of a contingent deferred sales charge at the time of redemption.

(2) Assumes deduction of the maximum 4.75% initial sales charge at the time of purchase and no deduction of a contingent deferred sales charge at the time of redemption.

                                EXAMPLE (1 OF 2)
                                 CLASS B SHARES

    You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS(5)
                                                    ------     -------     -------     -----------
Mackenzie Limited Term Municipal Fund.............   $ 44(2)     $64(3)     $  86(4)      $ 153
Mackenzie National Municipal Fund.................     69(1)      88(2)       120(3)        197
Mackenzie California Municipal Fund...............     69(1)      88(2)       120(3)        197
Mackenzie New York Municipal Fund.................     69(1)      88(2)       120(3)        197

    These figures assume that the current voluntary expense limitation is in place for each of the time periods indicated. MIMI, as investment adviser, has reserved the right to terminate or revise this expense limitation at any time (on 30 days notice to shareholders in the case of Mackenzie Limited Term Municipal Fund and Mackenzie National Municipal Fund), which may affect the results in years one, three, five and ten in the preceding Example. If the voluntary expense limitation is terminated, the Class B expenses for the one, three, five and ten year periods are estimated to be $47, $73, $101 and $185, respectively, for Mackenzie Limited Term Municipal Fund; $71, $94, $130 and $219, respectively, for Mackenzie National Municipal Fund; $70, $92, $126 and $210, respectively, for Mackenzie California Municipal Fund; and $70, $92, $127 and $212, respectively, for Mackenzie New York Municipal Fund.

                                EXAMPLE (2 OF 2)
                                 CLASS B SHARES

    You would pay the following expenses on a $1,000 investment in a Fund, assuming (1) 5% annual return and (2) no redemption:

                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS(5)
                                                    ------     -------     -------     -----------
Mackenzie Limited Term Municipal Fund.............   $ 14        $44        $  76         $ 153
Mackenzie National Municipal Fund.................     19         58          100           197
Mackenzie California Municipal Fund...............     19         58          100           197
Mackenzie New York Municipal Fund.................     19         58          100           197

    These figures assume that the current voluntary expense limitation is in place for each of the time periods indicated. MIMI, as investment adviser, has reserved the right to terminate or revise this expense limitation at any time (on 30 days notice to shareholders in the case of Mackenzie Limited Term Municipal Fund and Mackenzie National Municipal Fund), which may affect the results in years one, three, five and ten in the preceding Example. If the voluntary expense limitation is terminated, the Class B expenses for the one, three, five and ten year periods are estimated to be $17, $53, $91 and $185, respectively, for Mackenzie Limited Term Municipal Fund; $21, $64, $110 and $219, respectively, for Mackenzie National Municipal Fund; $20, $62, $106 and $210, respectively, for Mackenzie California Municipal Fund; and $20, $62, $107 and $212, respectively, for Mackenzie New York Municipal Fund.

(1) Assumes deduction of a 5% contingent deferred sales charge at the time of redemption.

(2) Assumes deduction of a 3% contingent deferred sales charge at the time of redemption.

(3) Assumes deduction of a 2% contingent deferred sales charge at the time of redemption.

(4) Assumes deduction of a 1% contingent deferred sales charge at the time of redemption.

(5) Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year and, therefore, reflect Class A expenses for years nine and ten.

    The purpose of the foregoing tables is to provide an investor with an understanding of the various expenses that an investor in a Fund will bear, directly or indirectly. The Examples assume reinvestment of all distributions and that the percentage amounts under "Total Fund Operating Expenses" remain the same each year. The assumed annual return of 5% is required by applicable law to be applied by all investment companies and is used for illustrative purposes only. THIS ASSUMPTION IS NOT A PROJECTION OF FUTURE PERFORMANCE. THE ACTUAL EXPENSES FOR THE FUNDS MAY BE HIGHER OR LOWER THAN THE ESTIMATES GIVEN.

    Except as set forth in the Funds' Financial Highlights Table below, the percentages expressing annual fund operating expenses are based on amounts incurred during the fiscal year ended June 30, 1995. The information in the tables does not reflect the charge of $10.00 per transaction that would apply if a shareholder makes a request to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of the Prospectus: "Organization of the Funds," "Initial Sales Charge Alternative -- Class A Shares," "Contingent Deferred Sales Charge Alternative -- Class B Shares," and "How to Buy Shares," and the following section of the SAI: "Investment Advisory and Other Services."

THE FUNDS' FINANCIAL HIGHLIGHTS

    The following information through the year ended June 30, 1995 has been audited by Coopers & Lybrand L.L.P., independent accountants. The report of Coopers & Lybrand L.L.P. on each Fund's financial statements appears in the Fund's Annual Report to shareholders. Each Fund's Annual Report, which is incorporated by reference into the SAI, contains further information about and management's discussion of the Fund's performance, and is available to shareholders upon request and without charge. The information presented below should be read in conjunction with the financial statements and notes thereto.

MACKENZIE LIMITED TERM MUNICIPAL FUND (A)

                                                                                                       FOR THE
                                                                                                         SIX
                                                                                                        MONTHS
                                                                                                        ENDED
                                                               FOR THE YEAR ENDED JUNE 30,             JUNE 30,
                                                       --------------------------------------------    --------
                     CLASS A**                           1995        1994        1993        1992        1991
                                                       --------    --------    --------    --------    --------
SELECTED PER SHARE DATA
Net asset value, beginning of period................   $  10.02    $  10.47    $  10.41    $  10.36    $10.28
                                                        -------     -------     -------     -------    -------
 Income from investment operations
 Net investment income..............................        .43(b)      .62(b)      .63(b)      .63(b)    .29
 Net gain (loss) on investments (both realized and
   unrealized)......................................        .16        (.45)        .07         .05       .10
                                                        -------     -------     -------     -------    -------
   Total from investment operations.................        .59         .17         .70         .68       .39
                                                        -------     -------     -------     -------    -------
 Less distributions from
 Net investment income..............................        .43         .62         .63         .62       .29
 In excess of net investment income.................        .07          --         .01          --        --
 Net capital gain...................................         --          --          --         .01       .02
                                                        -------     -------     -------     -------    -------
   Total distributions..............................        .50         .62         .64         .63       .31
                                                        -------     -------     -------     -------    -------
Net asset value, end of period......................   $  10.11    $  10.02    $  10.47    $  10.41    $10.36
                                                        =======     =======     =======     =======    =======
Total return(%)(c)..................................       6.07        1.56        6.97        6.56      7.58 (d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............   $108,000    $155,187    $ 94,460    $ 30,005    $22,568
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)......................        .89         .88         .85         .97        --
 Without expense reimbursement(%)...................       1.18        1.11        1.20        1.25      1.81 (d)
Ratio of net investment income to average daily net
 assets(%)..........................................       4.38(b)     6.06(b)     6.13(b)     6.24(b)   5.71 (d)
Portfolio turnover rate(%)..........................         53          36          32          62        27 (d)


                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------------
                     CLASS A**                           1990        1989        1988        1987        1986      1985(f)
                                                       --------    --------    --------    --------    --------    --------
SELECTED PER SHARE DATA
Net asset value, beginning of period................   $  10.33    $  10.42    $  10.41    $  10.84    $  10.24    $  10.00*
                                                        -------     -------     -------     -------     -------     -------
 Income from investment operations
 Net investment income..............................        .65         .69         .69         .69         .69         .49
 Net gain (loss) on investments (both realized and
   unrealized)......................................       (.05)       (.09)        .01        (.41)        .60         .24
                                                        -------     -------     -------     -------     -------     -------
   Total from investment operations.................        .60         .60         .70         .28        1.29         .73
                                                        -------     -------     -------     -------     -------     -------
 Less distributions from
 Net investment income..............................        .65         .69         .69         .69         .69         .49
 In excess of net investment income.................         --          --          --          --          --          --
 Net capital gain...................................         --          --          --         .02          --          --
                                                        -------     -------     -------     -------     -------     -------
   Total distributions..............................        .65         .69         .69         .71         .69         .49
                                                        -------     -------     -------     -------     -------     -------
Net asset value, end of period......................   $  10.28    $  10.33    $  10.42    $  10.41    $  10.84    $  10.24
                                                        =======     =======     =======     =======     =======     =======
Total return(%)(c)..................................       5.81        5.76        6.72        2.58       12.60       10.53(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............   $ 25,883    $ 40,800    $ 60,400    $ 75,500    $ 95,800    $ 27,300
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)......................         --          --          --          --          --          --
 Without expense reimbursement(%)...................       1.23         .88         .73         .67         .74        1.00(d)
Ratio of net investment income to average daily net
 assets(%)..........................................       6.32        6.75        6.64        6.52        6.59        6.97(d)
Portfolio turnover rate(%)..........................         75          96          28          60         137         153(d)

                                                                      FOR THE PERIOD
                                                     FOR THE           APRIL 1, 1994
                                                    YEAR ENDED       (COMMENCEMENT) TO
                                                     JUNE 30,            JUNE 30,
                                                    ----------       -----------------
                     CLASS B                           1995                1994
                                                    ----------       -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............    $10.02              $ 10.11
                                                       -----                -----
 Income from investment operations
 Net investment income(b).........................       .38                  .12
 Net gain (loss) on investments (both realized and
   unrealized)....................................       .16                 (.06)
                                                       -----                -----
   Total from investment operations...............       .54                  .06
                                                       -----                -----
 Less distributions from
 Net investment income............................       .38                  .15
 In excess of net investment income...............       .07                   --
                                                       -----                -----
   Total distributions............................       .45                  .15
                                                       -----                -----
Net asset value, end of period....................    $10.11              $ 10.02
                                                    ===========      ===================
Total return(%)...................................      5.54(c)               .63(e)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........    $2,358              $ 1,030
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)....................      1.39                 1.38(d)
 Without expense reimbursement(%).................      1.68                 1.61(d)
Ratio of net investment income to average daily
 net assets(%)(b).................................      3.88                 5.56(d)
Portfolio turnover rate(%)........................        53                   36
(a) From commencement until August 2, 1991, this Fund (formerly Limited Term Portfolio of the Zweig Tax-Free Fund, Inc.) was
    managed by Zweig/Glaser Advisors. Effective August 2.
(b) Net investment income is net of expenses reimbursed by MIMI.
(c) Total return does not reflect a sales charge.
(d) Annualized.
(e) Total return represents aggregate total return and does not reflect a sales charge.
(f) April 22, 1985 (commencement) to December 31, 1985.
 *  Price at inception excludes sales charge.
**  Shares of Mackenzie Limited Term Municipal Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.


MACKENZIE NATIONAL MUNICIPAL FUND

                                                                              FOR THE YEAR ENDED JUNE 30,
                                                    -------------------------------------------------------------------------------
CLASS A**                                            1995        1994        1993        1992        1991        1990        1989
                                                    -------     -------     -------     -------     -------     -------     -------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............  $  9.60     $ 10.17     $  9.94     $  9.60     $  9.59     $  9.82     $  9.45
                                                    -------     -------     -------     -------     -------     -------     -------
 Income from investment operations
 Net investment income(a).........................      .48         .57         .60         .59         .57         .62         .65
 Net gain (loss) on investments (both realized and
   unrealized)....................................      .19        (.48)        .31         .41         .12        (.15)        .40
                                                    -------     -------     -------     -------     -------     -------     -------
   Total from investment operations...............      .67         .09         .91        1.00         .69         .47        1.05
                                                    -------     -------     -------     -------     -------     -------     -------
 Less distributions from
 Net investment income............................      .48         .57         .60         .59         .57         .62         .68
 In excess of net investment income...............      .03          --          --         .06         .06         .08          --
 Net capital gain.................................       --         .09         .08         .01         .05          --          --
                                                    -------     -------     -------     -------     -------     -------     -------
   Total distributions............................      .51         .66         .68         .66         .68         .70         .68
                                                    -------     -------     -------     -------     -------     -------     -------
Net asset value, end of period....................  $  9.76     $  9.60     $ 10.17     $  9.94     $  9.60     $  9.59     $  9.82
                                                    =======     =======     =======     =======     =======     =======     =======
Total return(%)(b)................................     7.21         .77        9.48       10.76        7.52        4.99       11.56
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........  $28,351     $38,406     $42,739     $35,995     $21,527     $12,995     $ 6,330
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)....................     1.10        1.10        1.10        1.10        1.07         .66         .06
 Without expense reimbursement(%).................     1.30        1.24        1.29        1.30        1.54        2.17        3.76
Ratio of net investment income to average daily
 net assets(%)(a).................................     5.08        6.65        6.06        6.00        5.89        6.30        6.87
Portfolio turnover rate(%)........................       65          68          57          62          97          30          34


CLASS A**                                           1988(e)
                                                    -------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............  $ 9.55 *
                                                    -------
 Income from investment operations
 Net investment income(a).........................     .06
 Net gain (loss) on investments (both realized and
   unrealized)....................................    (.13)
                                                    -------
   Total from investment operations...............    (.07)
                                                    -------
 Less distributions from
 Net investment income............................     .03
 In excess of net investment income...............      --
 Net capital gain.................................      --
                                                    -------
   Total distributions............................     .03
                                                    -------
Net asset value, end of period....................  $ 9.45
                                                    =======
Total return(%)(b)................................   (3.02 )(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........  $  974
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)....................      -- (c)
 Without expense reimbursement(%).................   10.88 (c)
Ratio of net investment income to average daily
 net assets(%)(a).................................    3.86 (c)
Portfolio turnover rate(%)........................       0

                                                                      FOR THE PERIOD
                                                     FOR THE           APRIL 1, 1994
                                                    YEAR ENDED       (COMMENCEMENT) TO
                                                     JUNE 30,            JUNE 30,
                                                    ----------       -----------------
CLASS B                                                1995                1994
                                                    ----------       -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............    $ 9.60               $9.69
                                                         ---                 ---
 Income from investment operations
 Net investment income(a).........................       .41                 .11
 Net gain (loss) on investments (both realized and
   unrealized)....................................       .19                (.06)
                                                         ---                 ---
   Total from investment operations...............       .60                 .05
                                                         ---                 ---
 Less distribution from
 Net investment income............................       .41                 .11
 In excess of net investment income...............       .03                 .03
                                                         ---                 ---
   Total distributions............................       .44                 .14
                                                         ---                 ---
Net asset value, end of period....................    $ 9.76               $9.60
                                                    ==========          ===========
Total return(%)...................................      6.42(b)              .55(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........    $  767               $ 492
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)....................      1.85                1.85(c)
 Without expense reimbursement(%).................      2.05                1.99(c)
Ratio of net investment income to average daily
 net assets(%)(a).................................      4.33                5.90(c)
Portfolio turnover rate(%)........................        65                  68
(a) Net investment income is net of expenses reimbursed by MIMI.
(b) Total return does not reflect a sales charge.
(c) Annualized.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) April 15, 1988 (commencement) to June 30, 1988.
 *  Price at inception excludes sales charge.
**  Shares of Mackenzie National Municipal Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.

MACKENZIE CALIFORNIA MUNICIPAL FUND

                                                                                         FOR THE YEAR ENDED JUNE 30,
                                                                             ---------------------------------------------------
CLASS A**                                                                     1995       1994       1993       1992       1991
                                                                             -------    -------    -------    -------    -------
SELECTED PER SHARE DATA
Net asset value, beginning of period......................................   $  9.91    $ 10.44    $ 10.29    $  9.94    $  9.90
                                                                              ------     ------     ------     ------     ------
 Income from investment operations
 Net investment income(a).................................................       .49        .59        .58        .52        .54
 Net gain (loss) on investments (both realized and unrealized)............       .19       (.48)       .35        .51        .19
                                                                              ------     ------     ------     ------     ------
   Total from investment operations.......................................       .68        .11        .93       1.03        .73
                                                                              ------     ------     ------     ------     ------
 Less distributions from
 Net investment income....................................................       .49        .59        .60        .52        .54
 In excess of net investment income.......................................       .02         --         --        .07        .06
 Net capital gain.........................................................        --        .05        .18        .09        .09
                                                                              ------     ------     ------     ------     ------
   Total distributions....................................................       .51        .64        .78        .68        .69
                                                                              ------     ------     ------     ------     ------
Net asset value, end of period............................................   $ 10.08    $  9.91    $ 10.44    $ 10.29    $  9.94
                                                                              ======     ======     ======     ======     ======
Total return(%)(b)........................................................      7.09        .82       9.55      10.80       7.58
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................................   $38,963    $41,423    $47,493    $46,288    $30,556
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)............................................      1.10       1.10       1.10       1.10       1.07
 Without expense reimbursement(%).........................................      1.22       1.18       1.20       1.19       1.34
Ratio of net investment income to average daily net assets(%)(a)..........      4.94       5.65       5.80       5.66       5.73
Portfolio turnover rate(%)................................................        81         26         91         42         55


CLASS A**                                                                    1990       1989      1988(e)
                                                                            -------    -------    -------
SELECTED PER SHARE DATA
Net asset value, beginning of period......................................  $ 10.09    $  9.61    $ 9.55 *
                                                                             ------     ------    ------
 Income from investment operations
 Net investment income(a).................................................      .64        .66       .05
 Net gain (loss) on investments (both realized and unrealized)............     (.13)       .51       .04
                                                                             ------     ------    ------
   Total from investment operations.......................................      .51       1.17       .09
                                                                             ------     ------    ------
 Less distributions from
 Net investment income....................................................      .64        .68       .03
 In excess of net investment income.......................................      .06        .01        --
 Net capital gain.........................................................       --         --        --
                                                                             ------     ------    ------
   Total distributions....................................................      .70        .69       .03
                                                                             ------     ------    ------
Net asset value, end of period............................................  $  9.90    $ 10.09    $ 9.61
                                                                             ======     ======    ======
Total return(%)(b)........................................................     5.28      12.59      3.51 (d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..................................  $17,290    $ 7,994    $  588
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)............................................      .53        .03        -- (d)
 Without expense reimbursement(%).........................................     1.92       3.59     13.74 (d)
Ratio of net investment income to average daily net assets(%)(a)..........     6.32       6.68      3.20 (d)
Portfolio turnover rate(%)................................................       25         12         0

                                                                      FOR THE PERIOD
                                                     FOR THE           APRIL 1, 1994
                                                    YEAR ENDED       (COMMENCEMENT) TO
                                                     JUNE 30,            JUNE 30,
                                                    ----------       -----------------
CLASS B                                                1995                1994
                                                    ----------       -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............    $ 9.91               $9.97
                                                       -----                 ---
 Income from investment operations
 Net investment income(a).........................       .43                 .11
 Net gain (loss) on investments (both realized and
   unrealized)....................................       .17                (.03)
                                                       -----                 ---
   Total from investment operations...............       .60                 .08
                                                       -----                 ---
 Less distributions from
 Net investment income............................       .43                 .11
 Net capital gain.................................        --                 .03
                                                       -----                 ---
   Total distributions............................       .43                 .14
                                                       -----                 ---
Net asset value, end of period....................    $10.08               $9.91
                                                    ===========      ===================
Total return(%)...................................      6.30(b)              .82(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........    $  993               $ 114
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)....................      1.85                1.85(d)
 Without expense reimbursement(%).................      1.97                1.93(d)
Ratio of net investment income to average daily
 net assets(%)(a).................................      4.19                4.90(d)
Portfolio turnover rate(%)........................        81                  26
(a) Net investment income is net of expenses reimbursed by MIMI.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized.
(e) April 15, 1988 (commencement) to June 30, 1988.
 *  Price at inception excludes sales charge.
**  Shares of Mackenzie California Municipal Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.

MACKENZIE NEW YORK MUNICIPAL FUND

                                                               FOR THE YEAR ENDED JUNE 30,
                                -----------------------------------------------------------------------------------------
CLASS A**                        1995        1994        1993        1992        1991        1990        1989     1988(e)
                                -------     -------     -------     -------     -------     -------     -------   -------
SELECTED PER SHARE DATA
Net asset value, beginning of
 period.......................  $  9.50     $ 10.10     $  9.96     $  9.56     $  9.55     $  9.78     $  9.45   $ 9.55 *
                                -------     -------     -------     -------     -------     -------     -------   -------
 Income from investment
   operations
 Net investment income(a).....      .48         .56         .58         .51         .54         .61         .65      .05
 Net gain (loss) on
   investments (both realized
   and unrealized)............      .24        (.49)        .38         .62         .15        (.14)        .35     (.12)
                                -------     -------     -------     -------     -------     -------     -------   -------
   Total from investment
    operations................      .72         .07         .96        1.13         .69         .47        1.00     (.07)
                                -------     -------     -------     -------     -------     -------     -------   -------
 Less distributions from
 Net investment income........      .48         .56         .58         .51         .54         .61         .67      .03
 In excess of net investment
   income.....................      .02          --          --         .09         .10         .09          --       --
 Net capital gain.............       --         .11         .24         .13         .04          --          --       --
                                -------     -------     -------     -------     -------     -------     -------   -------
   Total distributions........      .50         .67         .82         .73         .68         .70         .67      .03
                                -------     -------     -------     -------     -------     -------     -------   -------
Net asset value, end of
 period.......................  $  9.72     $  9.50     $ 10.10     $  9.96     $  9.56     $  9.55     $  9.78   $ 9.45
                                =======     =======     =======     =======     =======     =======     =======   =======
Total return(%)(b)............     7.93         .58       10.07       12.15        7.55        4.97       11.08    (3.02)(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...................  $40,290     $42,329     $42,187     $32,755     $26,207     $14,197     $ 6,259   $1,230
Ratio of expenses to average
 daily net assets:
 With expense
   reimbursement(%)...........     1.10        1.10        1.10        1.10        1.07         .52         .02       -- (d)
 Without expense
   reimbursement(%)...........     1.24        1.21        1.29        1.25        1.44        2.21        3.55     7.29 (d)
Ratio of net investment income
 to average daily net
 assets(%)(a).................     5.12        5.59        5.81        5.66        5.64        6.21        6.74     3.65 (d)
Portfolio turnover rate(%)....       59          44          87          24          41          18          10       48 (d)

                                                                                FOR THE PERIOD
                                                               FOR THE           APRIL 1, 1994
                                                              YEAR ENDED       (COMMENCEMENT) TO
                                                               JUNE 30,            JUNE 30,
                                                              ----------       -----------------
CLASS B                                                          1995                1994
                                                              ----------       -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period........................    $ 9.50               $9.65
                                                                 -----                 ---
 Income from investment operations
 Net investment income(a)...................................       .41                 .10
 Net gain (loss) on investments (both realized and
   unrealized)..............................................       .24                (.08)
                                                                 -----                 ---
   Total from investment operations.........................       .65                 .02
                                                                 -----                 ---
 Less distributions from
 Net investment income......................................       .41                 .14
 In excess of net investment income.........................       .02                  --
 Net capital gain...........................................        --                 .03
                                                                 -----                 ---
   Total distributions......................................       .43                 .17
                                                                 -----                 ---
Net asset value, end of period..............................    $ 9.72               $9.50
                                                              ===========            ========
Total return(%).............................................      7.14(b)              .20(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $1,436               $ 869
Ratio of expenses to average daily net assets:
 With expense reimbursement(%)..............................      1.85                1.85(d)
 Without expense reimbursement(%)...........................      1.99                1.96(d)
Ratio of net investment income to average daily net
 assets(%)(a)...............................................      4.37                4.84(d)
Portfolio turnover rate(%)..................................        59                  44
(a) Net investment income is net of expenses reimbursed by MIMI.
(b) Total return does not reflect a sales charge.
(c) Total return represents aggregate total return and does not reflect a sales charge.
(d) Annualized.
(e) April 15, 1988 (commencement) to June 30, 1988.
 *  Price at inception excludes sales charge.
**  Shares of Mackenzie New York Municipal Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.


INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Trustees without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For more information about the particular risks associated with each type of investment, see "Investment Techniques and Risk Factors," below, and the SAI.

    Each Fund's portfolio will be actively managed in the pursuit of its objective, and therefore may have higher portfolio turnover than that of other funds with similar objectives. Portfolio turnover may result in the realization of taxable capital gains, which are not tax exempt when distributed to shareholders. See "Portfolio Turnover" in the SAI for further information about portfolio turnover and portfolio transactions.

    MACKENZIE LIMITED TERM MUNICIPAL FUND: Mackenzie Limited Term Municipal Fund seeks a high a level of interest income exempt from Federal income taxes as is consistent with the preservation of shareholders' capital. The Fund attempts to achieve its objective by investing primarily in tax-exempt limited term municipal securities. As a fundamental policy, at least 80% of the Fund's net assets will be invested, during normal market conditions, in tax-exempt securities (exclusive of obligations the interest on which constitutes an item of tax preference for purposes of the Federal alternative minimum tax). The Fund expects to maintain a dollar-weighted average portfolio maturity of three to six years and will only purchase instruments with remaining maturities of ten years or less. The tax-exempt securities in which the Fund may invest include debt obligations issued by or on behalf of the States, the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities.

    MACKENZIE NATIONAL MUNICIPAL FUND: Mackenzie National Municipal Fund seeks as high a level of interest income exempt from Federal income taxes as is consistent with the preservation of shareholders' capital. The Fund attempts to achieve its objective by investing primarily in debt securities, the interest on which is exempt from Federal income taxes. As a fundamental policy, at least 80% of the Fund's assets will be invested, during normal market conditions, in municipal securities (which may include certain private activity bonds, the interest on which is subject to the Federal alternative minimum tax). The tax-exempt securities in which the Fund may invest include debt obligations issued by or on behalf of the fifty States, the District of Columbia and their respective political subdivisions, agencies, authorities and instrumentalities, including multi-state agencies or authorities. The Fund has no stated policy regarding the dollar-weighted average portfolio maturity or the duration of the portfolio.

    MACKENZIE CALIFORNIA MUNICIPAL FUND: Mackenzie California Municipal Fund seeks as high a level of interest income exempt from Federal income and California personal income taxes as is consistent with the preservation of shareholders' capital. The Fund attempts to achieve this objective by investing primarily in debt securities, the interest on which is exempt from Federal income and California personal income taxes. As a fundamental policy, at least 80% of the Fund's assets will be invested, during normal market conditions, in municipal securities (which may include certain private activity bonds, the interest on which is subject to the Federal alternative minimum tax), with 65% of those securities being California municipal securities. The tax-exempt securities in which the Fund may invest include debt obligations issued by or on behalf of the State of California and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities). The Fund has no stated policy regarding the dollar-weighted average portfolio maturity nor the duration of the portfolio.

    MACKENZIE NEW YORK MUNICIPAL FUND: Mackenzie New York Municipal Fund seeks as high a level of interest income exempt from Federal income and New York State and New York City personal income taxes as is consistent with preservation of shareholders' capital. The Fund attempts to achieve its objective by investing primarily in debt securities, the interest on which is exempt from Federal, New York State and New York City personal income taxes. As a fundamental policy, at least 80% of the Fund's assets will be invested, during normal market conditions, in municipal securities (which may include certain private activity bonds, the interest on which is subject to the Federal alternative minimum tax), with at least 65% of those securities being New York municipal securities. The tax-exempt securities in which the Fund may invest include debt obligations issued by or on behalf of the State of New York and its political subdivisions, agencies, authorities and instrumentalities. The Fund has no stated policy regarding the dollar-weighted average portfolio maturity or the duration of the portfolio.

INVESTMENT TECHNIQUES AND RISK FACTORS

    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    MUNICIPAL SECURITIES: Municipal securities are debt obligations that generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds, including industrial development bonds or private activity bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately-operated facilities and are in most cases revenue bonds that do not carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or on any property pledged as security).

    The interest on municipal securities is wholly exempt from Federal income tax in the opinion of bond counsel to the issuers at the time of issuance. Interest on certain municipal securities (including certain industrial development bonds which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended, (the "Code"), issued after August 7,
1986), while exempt from regular Federal income tax, is a preference item for the purpose of the Federal alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders.

    Certain municipal securities that the Funds may purchase bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices (such as a Federal Reserve composite index). Such securities may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity, and may include participation interests in variable rate tax-exempt municipal securities (expected to be primarily in industrial development bonds) owned by banks. A participation interest gives a Fund an undivided interest in the municipal securities in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand purchase feature described above. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that MIMI has determined meets the prescribed investment quality standards for that Fund. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, after seven days notice, for all or any part of the full principal amount of that Fund's participation interest in the industrial development bond, plus accrued interest. To the extent these securities are illiquid, each Fund will limit its investments in these and all other illiquid securities to not more than 10% of its net assets (calculated at market value at the time of each investment).

    Mackenzie Limited Term Municipal Fund may purchase (i) municipal securities that are backed by the full faith and credit of the United States Government;
(ii) notes rated MIG-1, MIG-2 or MIG-3 by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, SP-1 or SP-2 by S&P; (iii) municipal bonds rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard and Poor's Corporation ("S&P"); (iv) other types of municipal securities, provided that such obligations are rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's; and
(v) municipal securities that are themselves unrated, but either are issued by an entity that has other municipal securities outstanding that meet one of the minimum rating requirements listed above, or are of equivalent investment quality as determined by MIMI pursuant to guidelines established and maintained in good faith by the Board of Trustees. A description of the ratings of Moody's and S&P is contained in the SAI.

    Each of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund may invest in municipal securities rated within the four highest rating categories of Moody's (Aaa, Aa, A, Baa) or S&P (AAA, AA, A, BBB). Municipal securities rated Baa by Moody's and BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category relative to bonds in higher rated categories. Should any individual bond held by a Fund fall below a rating of Baa or BBB, MIMI currently intends to dispose of the bond consistent with then existing market conditions. Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund may also purchase unrated municipal securities
(i) where the securities are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government or are short-term municipal securities (those having a maturity of less than one year) of issuers having outstanding at the time of purchase an issue of municipal bonds having one of the four highest ratings, or (ii) where, in the opinion of MIMI, the investment adviser, the unrated municipal securities are comparable in quality to those within the four highest ratings. However, a Fund will not purchase an unrated municipal security (other than a security described in (i) above) if, after such purchase, more than 20% of the Fund's total assets (calculated at market value at the time of each investment) would be invested in such securities. Under certain circumstances, each of these three Funds may also invest a portion of its assets in short-term municipal securities (i.e., those with less than one year remaining to maturity). Except when one of the Funds is in a temporary defensive investment position, its investments in short-term municipal securities will represent less than 20% of its total assets (calculated at market value at the time of each investment). Where short-term municipal securities are rated by Moody's or S&P, a Fund will limit its investment to "high quality" securities (i.e., within the two highest rating categories). A Fund's investments in unrated short-term municipal securities will be subject to the overall limitation on investing in unrated securities described above.

    Each of the Funds may invest without limit in municipal securities with similar risk characteristics, such as municipal securities issued by issuers located in the same geographic region, and municipal securities (other than those issued by non-governmental issuers) that derive interest payments from revenues of similar projects (for example, electric utility systems, hospitals and other health care facilities, airport revenue obligations, or housing finance agencies). As a result, a Fund's portfolio of investments may be more susceptible to adverse political, economic or regulatory developments than a portfolio of securities that is more diversified.

    SPECIAL CONSIDERATIONS RELATING TO MACKENZIE CALIFORNIA MUNICIPAL FUND: In recent years "Proposition 13" and similar California constitutional and statutory initiatives and legislative measures have restricted the ability of California taxing entities to increase real property tax revenues and other tax sources. Other initiative measures adopted by California voters, through limiting various other taxes, have resulted in a reduction in the absolute amount, or in the rate of growth, of certain components of state and local revenues. From mid-1990 through late 1993, California suffered its worst economic, fiscal and budget conditions since the 1930's. The recession adversely affected State tax revenues and the State experienced recurring budget deficits. As a result of the deterioration in the State's budget and cash situation, major rating agencies downgraded the credit ratings of certain obligations of the State of California and other California municipal obligations. California continued to experience difficulty in balancing budgets for fiscal year
1994 - 1995. The State enters the 1995 - 1996 fiscal year, however, with strengthening revenues based on an improving economy. It is not currently possible to determine the impact of these initiatives and fiscal developments on the ability of California governmental issuers to pay interest or repay principal on their obligations. Additional financial considerations relating to the risks associated with investing in California municipal securities are summarized in the SAI.

    SPECIAL CONSIDERATIONS RELATING TO MACKENZIE NEW YORK MUNICIPAL FUND: The State of New York and several of its public bodies and municipalities experienced serious financial difficulties during the 1989 - 1990 through 1991 - 1992 fiscal years that at times jeopardized the credit standing and impaired the borrowing abilities of the State and such other entities and generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, the State's financial operations have improved during recent fiscal years. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of their existing obligations and, possibly, in the obligations of other issuers of New York municipal securities. If an issuer of New York municipal obligations should default with respect to the payment of its municipal obligations, the market values and marketability of all New York municipal obligations and, consequently, the net asset value of the Fund's portfolio could be adversely affected. Additional financial considerations relating to the risks associated with investing in New York municipal securities are summarized in the SAI.

    U.S. GOVERNMENT SECURITIES: Each of the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities).When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government Securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life. Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

    CORPORATE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are of the highest quality, carrying the smallest degree of investment risk. Bonds rated Aa by Moody's and AA by S&P also are considered very high quality, rating lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude.

    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS: Each of the Funds may invest in bank obligations, which may include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC") (currently up to $100,000). Investments in certificates of deposit of savings associations are limited to obligations of federally or state chartered institutions that have total assets in excess of $1 billion and whose deposits are insured by the FDIC.

    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. A Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets (calculated at market value at the time of each investment) would be invested in illiquid securities including such repurchase agreements. A Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by MIMI under guidelines approved by the Board of Trustees. In the unlikely event of failure of the executing bank or broker/dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

    BORROWING: As a fundamental policy, each Fund may borrow from a bank up to a limit of 10% of its total assets (calculated at market value at the time of the borrowing), but only for temporary or emergency purposes. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

    TAXABLE FIXED-INCOME OBLIGATIONS: Under normal market conditions, Mackenzie Limited Term Municipal Fund may invest up to 20% of its net assets in taxable fixed-income obligations. For temporary defensive purposes, all of the Funds may invest without limit in such securities. Taxable investments of a Fund may consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, commercial paper, corporate obligations rated Aaa or Aa by Moody's or AAA or AA by S&P, certificates of deposit or bankers' acceptances or other short-term obligations of domestic banks or thrifts, or repurchase agreements with banks or broker-dealers.

    OTHER INVESTMENT TECHNIQUES: Each Fund may make commitments to purchase municipal obligations on a "when-issued" or firm commitment basis. Each Fund may also acquire third party puts or stand by commitments to enable the Fund to improve its portfolio liquidity by providing a ready market for certain municipal securities at an acceptable price.

ORGANIZATION OF THE FUNDS

    Each Fund is organized as a separate portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on April 22, 1985. All of the Funds are "diversified," as defined under the 1940 Act. The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees have the authority, without shareholder approval, to classify and reclassify the shares of any Fund into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Funds, designated as Class A and Class B. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class of a Fund represent an interest in the same portfolio of investments of the Fund. Each class of shares has a different distribution policy and bears different Rule 12b-1 distribution fees. Shares of each class have equal rights as to voting, redemption, dividends and liquidation, but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

INVESTMENT MANAGER

    The Trust employs MIMI to provide business management, investment advisory, administrative and accounting services. As of October 10, 1995, MIMI had approximately $217 million in assets under management. MIMI is a subsidiary of Mackenzie Financial Corporation, which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years. MIMI's subsidiary, Ivy Management Inc., provides investment advice to 13 U.S. investment portfolios, which as of October 10, 1995 had combined assets of approximately $1.1 billion.

    PORTFOLIO MANAGEMENT: The Funds are managed by a team, with each team member having specific responsibilities. The following individuals have responsibilities related to the management of the Funds. Daniel J. Johnedis, Jr., portfolio manager for the Funds from 1993 to 1995, presently serves in an advisory capacity to the Funds and as a consultant to MIMI. Mr. Johnedis has eight years of professional investment experience and is a Chartered Financial Analyst. Leslie A. Ferris, a Vice President of MIMI and Managing Director -- Fixed Income, has been a portfolio manager for the Funds since 1995. Ms. Ferris joined MIMI in 1988 and has 13 years of professional investment experience. She is a Chartered Financial Analyst and holds an MBA degree from the University of Chicago. Prior to joining MIMI, Ms. Ferris was a portfolio manager at Kemper Financial Services Inc. from 1982 - 1988. Michael Borowsky has served as a portfolio assistant to the Funds since 1994. Michael G. Landry, the President and a Director of MIMI and the President and a Trustee of the Trust, is the investment strategist for the Funds. Mr. Landry joined MIMI in 1987 and has 23 years of professional investment experience.

    INVESTMENT MANAGEMENT EXPENSES: For management of its investments and business affairs, each Fund pays MIMI a monthly fee calculated on the basis of each Fund's average daily net assets at an annual rate of 0.55%.

    Under the Funds' management agreements, MIMI pays all expenses incurred by it in rendering management services to the Funds. Each Fund bears its own costs of operations. See the SAI. If, however, a Fund's total expenses in any fiscal year exceed the permissible limits applicable to that Fund in any state in which its shares are then qualified for sale, MIMI will bear the excess expenses. In addition, MIMI may voluntarily limit a fund's total operating expenses. Without voluntary expense reimbursements, the ratio of operating expenses to average daily net assets for Class A and Class B shares of the Funds for the fiscal year ended June 30, 1995 were 1.18% and 1.68%, respectively, for Mackenzie Limited Term Municipal Fund; 1.30% and 2.05%, respectively, for Mackenzie National Municipal Fund; 1.22% and 1.97%, respectively, for Mackenzie California Municipal Fund; and 1.24% and 1.99%, respectively, for Mackenzie New York Municipal Fund.

    The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are allocated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust. General expenses of the Trust (such as costs of maintaining the Trust's existence, legal fees, proxy and shareholders meeting costs, etc.) that are not readily identifiable as belonging to a particular Fund or to a particular class of a Fund will be allocated among and charged to the assets of each Fund (and Mackenzie Florida Limited Term Municipal Fund, the fifth series of the Trust) on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

ADMINISTRATOR

    The Trust has entered into an Administrative Services Agreement with MIMI, pursuant to which MIMI provides various administrative services for the Funds, including maintenance of registration or qualification of each Fund's shares under state "Blue Sky" laws, assisting in the preparation of Federal, state and local tax returns and preparing financial and other information for prospectuses, statements of additional information, and periodic reports to shareholders. In addition, MIMI will assist the Trust's legal counsel with SEC registration statements, proxies and other required filings. Under the agreement, each Fund's average daily net assets are subject to a monthly fee at the annual rate of 0.10%.

FUND ACCOUNTING

    The Trust has entered into a Fund Accounting Services Agreement with MIMI, pursuant to which MIMI provides certain accounting and pricing services for the Funds. For fund accounting services, each Fund pays MIMI out-of-pocket expenses and a monthly fee based upon the Fund's net assets at the end of the preceding month at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million.

TRANSFER AGENT

    Mackenzie Ivy Investor Services Corp. ("MIISC"), a wholly owned subsidiary of MIMI, is the transfer agent and dividend paying agent for the Funds and provides certain shareholder and shareholder-related services as required by the Funds. For transfer agency and shareholder services, each Fund pays MIISC an annual fee of $20.75 per open account and $4.25 for each account that is closed. In addition, each Fund reimburses MIISC monthly for out-of-pocket expenses.

DISTRIBUTOR

    Mackenzie Ivy Funds Distribution, Inc. ("MIFDI" or the "Distributor"), a wholly-owned subsidiary of MIMI, is the principal underwriter of the Funds' shares.

DIVIDENDS AND TAXES

    Dividends and capital gain distributions that you receive from the Funds are reinvested in additional shares of your class unless you elect to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option. Because of the higher expenses associated with Class B shares, any dividend on these shares will be lower than on Class A shares.

    In order to provide that the Class A and Class B shares of the Funds have the same net asset value, the Board of Trustees intends normally to declare daily a distribution to each Fund's Class A shareholders, based on the Fund's adjusted net assets attributable to its Class A shares at the beginning of the day, at an annual rate of 0.75% (0.50% for Mackenzie Limited Term Municipal
Fund), plus any additional amount needed to equalize the net asset values of the two classes. The accumulated daily declarations will be paid monthly to Class A shareholders of the Funds. If a shareholder of a Fund redeems all of his/her Fund shares at any time prior to payment of a distribution, all declarations accrued to the date of redemption, including the date of redemption, are paid in addition to the redemption proceeds.

    In addition, each Fund intends to declare and pay monthly on an equal basis any dividends from net investment income (to the extent not previously distributed) on both classes of Fund shares. Net investment income generally is the income from interest earned on a Fund's investments, less expenses incurred in its operations. Thus, the amount of dividends paid per share may vary from month to month. Each Fund intends to make a final distribution for each fiscal year of any remaining net investment income and net realized short-term capital gain, as well as undistributed net long-term capital gain realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gain and net realized long-term capital gain to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Code.

    If, for any year, the total distributions from a Fund exceed earnings and profits of the Fund, the excess, distributed from the assets of the Fund, will generally be treated as return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his/her shares (thereby increasing the potential gain or reducing the potential loss on the sale of the shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain. However, if a Fund has current or accumulated earnings and profits, so as to characterize all or a portion of such excess as a dividend for Federal income tax purposes, the distributions, to that extent, would normally be taxable as ordinary income (unless taxable as a capital gain dividend or exempt-interest dividend, as described below).

    TAXATION: The following discussion is intended for general information only. An investor should consult with his/her own tax advisor as to the tax consequences of an investment in a Fund, including the status of distributions from the Fund under applicable state or local law.

    Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, a Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income and substantially all of its net tax-exempt interest income, the Fund generally will not pay any U.S. Federal income or excise tax.

    Dividends distributed by a Fund that are derived from interest income exempt from Federal income tax and are designated by the Fund as "exempt interest dividends" will be exempt from Federal income taxation.

    Dividends paid out of a Fund's investment company taxable income (including interest and net short-term capital gain) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Each year the Funds will notify shareholders of the tax status of distributions.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long term or short term, generally depending upon the shareholder's holding period for the shares.

    The Funds may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Further information relating to tax consequences is contained in the SAI.

    STATE AND LOCAL TAXES: Fund distributions may be subject to state and local taxes. In certain states, Fund distributions which are derived from interest on obligations of that state or its municipalities or any political subdivisions thereof may be exempt from state and local taxes. Fund distributions which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities also may be exempt from state and local taxes in certain states. California residents generally will not incur personal income tax on the amount of dividends received by them from Mackenzie California Municipal Fund that the Fund designates as California exempt-interest dividends derived from California state and local issues or certain U.S. Government obligations. Exempt-interest dividends received by New York residents from Mackenzie New York Municipal Fund and derived from interest on qualifying New York bonds generally will be exempt from New York State and New York City personal income taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Fund.

PERFORMANCE DATA

    Performance information is computed separately for each Fund's Class A and Class B shares in accordance with the formulas described below. Because Class B shares bear the expense of distribution fees, it is expected that the level of performance of a Fund's Class B shares will be lower than that of the Fund's Class A shares.

    Average annual total return figures as prescribed by the SEC represent the average annual percentage change in value of $1,000 invested at the maximum public offering price (offering price includes applicable sales charge) for one-, five- and ten-year periods, or portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions. A Fund may also furnish total return quotations for other periods, or based on investments at various sales charge levels or at net asset value. For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    Current yield reflects the income per share earned by a Fund's portfolio investments; it is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result.

    Yield, which is calculated according to a formula prescribed by the SEC (see the SAI), is not indicative of the dividends or distributions that were or will be paid to a Fund's shareholders. Dividends or distributions paid to shareholders are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is computed by dividing the total amount of dividends per share paid by a Fund during the 12 months by a current maximum offering price (offering price includes sales charge). Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid during the period when such policies would be in effect, rather than using the dividends during the past 12 months. The distribution rate will differ from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short-term capital gains and net equalization credits and will be calculated over a different period of time.

    Performance figures are based upon past performance and reflect all recurring charges against Fund income. In the case of Class A shares, performance figures may assume the payment of the maximum sales charge on the purchase of shares, which charge would reduce a performance figure. In the case of Class B shares, performance figures may assume the deduction of any applicable contingent deferred sales charge imposed on a redemption of shares held for the period. The investment results of a Fund, like all others, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what the Fund's total return may be in any future period.

ALTERNATIVE PURCHASE ARRANGEMENTS

    You can purchase shares of a Fund at a price equal to their net asset value per share, plus a sales charge. At your election, this charge may be imposed either at the time of purchase (see "Initial Sales Charge Alternative -- Class A Shares") or on a contingent deferred basis (see "Contingent Deferred Sales Charge Alternative -- Class B Shares"). If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

    CLASS A SHARES: If you elect to purchase Class A shares, you will incur an initial sales charge unless the amount you purchase is $500,000 or more. If you purchase $500,000 or more of Class A shares, you will not be subject to an initial sales charge, but you will incur a contingent deferred sales charge ("CDSC") if you redeem your shares within 24 months of purchase. See "Contingent Deferred Sales Charge -- Class A Shares." Class A shares of a Fund are subject to ongoing service fees at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares. Certain purchases of Class A shares qualify for a reduced initial sales charge. See "Qualifying for a Reduced Sales Charge."

    CLASS B SHARES: You will not incur a sales charge when you purchase Class B shares, but the shares are subject to a contingent deferred sales charge if you redeem them within six years (five years for Mackenzie Limited Term Municipal
Fund) of purchase. Class B shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% (0.75% for Mackenzie Limited Term Municipal Fund) of a Fund's average daily net assets attributable to Class B shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. To the extent that any dividends are paid by a Fund, these higher expenses will also result in lower dividends than those paid on Class A shares.

FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE

    The alternative purchase arrangement allows you to choose the most beneficial way to buy shares given the amount of your purchase, the length of time you expect to hold your shares and other circumstances. You should consider whether, during the anticipated life of your investment in a Fund, the accumulated fees on Class B shares would be less than the initial sales charge and accumulated fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield. To help you make this determination, the table under the caption "Expense Data Table" at the beginning of this Prospectus gives examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial if you qualify for a reduced sales charge. See "Qualifying for a Reduced Sales Charge".

    Class A shares are not subject to distribution fees, and accordingly, pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, you would not have all of your funds invested initially and, therefore, would own fewer shares. If you do not qualify for a reduced initial sales charge and expect to maintain your investment for an extended period of time, you might consider purchasing Class A shares because the accumulated service and distribution charges on Class B shares may exceed the initial sales charge and accumulated service charges on Class A shares during the life of your investment.

    Alternatively, you might determine that it would be more advantageous to purchase Class B shares in order to have all of your funds invested initially, although remaining subject to a contingent deferred sales charge over a period of six years (five years for Mackenzie Limited Term Municipal Fund) and a distribution fee over a period of eight years.

    In the case of Class A shares, the distribution expenses that MIFDI incurs in connection with the sale of the shares will be paid from the proceeds of the initial sales charge and the ongoing service fees. In the case of Class B shares, the expenses will be paid from the proceeds of ongoing service and distribution fees, as well as the CDSC incurred upon redemption within six years of purchase (five years for Mackenzie Limited Term Municipal Fund). The purpose and function of the Class B shares' CDSC and ongoing service and distribution fees are the same as those of the Class A shares' initial sales charge and ongoing service fees. Sales personnel distributing each Fund's shares may receive different compensation for selling each class of shares.

HOW TO BUY SHARES

    The minimum initial investment for each Fund is $1,000; the minimum additional investment is $100. All purchases must be made in U.S. dollars. Complete the Account Application attached to this Prospectus. Indicate the name of the Fund in which you are investing and whether you are purchasing Class A or Class B shares. If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares. Each Fund reserves the right to reject for any reason any purchase order or exchange (see "Exchange Privilege" below).

    OPENING AN ACCOUNT

    BY CHECK

    1. Make your check payable to the Fund in which you are investing. Third party checks will not be accepted.

    2. Deliver the completed application and check to your registered representative or selling broker, or mail it directly to MIISC.

    3. Our address is:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    4. Our courier address is:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    BY WIRE

    1. Deliver a completed Account Application to your registered representative or selling broker, or mail it directly to MIISC. Before wiring any funds, please contact MIISC at 1-800-777-6472 to verify your account number.

    2. Instruct your bank to wire funds to:

                       BARNETT BANK OF PALM BEACH COUNTY
                                 ABA #067008582
                                 FOR DEPOSIT TO
                          THE IVY AND MACKENZIE FUNDS
                                A/C #1455031505
                              NAME OF YOUR ACCOUNT
                      YOUR IVY OR MACKENZIE ACCOUNT NUMBER
                    THE IVY OR MACKENZIE FUND YOU ARE BUYING

    Your bank may charge a fee for wiring funds.

    THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered Securities Dealer.

    BUYING ADDITIONAL CLASS A AND CLASS B SHARES

    BY CHECK

    1. Complete the investment stub attached to your statement or include a note with your check listing the name of the fund in which you are investing, the class of shares to purchase, your account number and the name(s) in which the account is registered.

    2. Make your check payable to the Fund in which you are investing.

    3. Mail the account information and check to:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Our courier address is:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    or deliver it to your registered representative or selling broker.

    BY WIRE

    Instruct your bank to wire funds to:

                       BARNETT BANK OF PALM BEACH COUNTY
                                 ABA #067008582
                                 FOR DEPOSIT TO
                          THE IVY AND MACKENZIE FUNDS
                                A/C #1455031505
                              NAME OF YOUR ACCOUNT
                      YOUR IVY OR MACKENZIE ACCOUNT NUMBER
                    THE IVY OR MACKENZIE FUND YOU ARE BUYING

    Your bank may charge a fee for wiring funds.

    THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered Securities Dealer.

    BY AUTOMATIC INVESTMENT METHOD ("AIM")

    1. Complete the "Automatic Investment Method" and "Wire/EFT Information" sections on the Account Application designating a bank account from which funds may be drawn. Please note that in order to invest using this method, your bank must be a member of the Automated Clearing House system (ACH). The minimum investment under this plan is $50 per month ($25 per month for retirement plans). Please remember to attach a voided check to your Account Application.

    2. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy or Mackenzie fund account.

HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price for Class A shares of a Fund is the net asset value per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price for Class A shares is known as the public offering price. Your purchase price for Class B shares of a Fund is the net asset value per share.

    Your purchase of shares will be made at the next determined price after the purchase order is received. The price is effective for orders received by MIISC or by your Registered Securities Dealer prior to the time of the determination of the net asset value. Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

    Orders placed with a securities dealer before the time of determination of the net asset value and transmitted through the facilities of the National Securities Clearing Corporation by 7:00 p.m., EST, on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of distributions, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW A FUND VALUES ITS SHARES

    The Net Asset Value ("NAV") per share is the value of one Fund share. The NAV is determined in the following manner: the total of all Fund liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate value of all Fund assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent. The NAV per share is determined once every business day (as of the close of regular trading on each day the New York Stock Exchange is open, normally 4:00 p.m. EST) (see the SAI under "Net Asset Value" for a detailed description of how the NAV is determined).

    Each Fund offers two classes of shares in this Prospectus: Class A shares, which are subject to an initial sales charge; and Class B shares, which are subject to a contingent deferred sales charge. IF YOU DO NOT SPECIFY A PARTICULAR CLASS OF SHARES, IT WILL BE ASSUMED THAT YOU ARE PURCHASING CLASS A SHARES AND AN INITIAL SALES CHARGE WILL BE ASSESSED.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

    Class A shares may be purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below:

MACKENZIE LIMITED TERM MUNICIPAL FUND

                                                          SALES CHARGE
                                                     -----------------------
                                                        AS A         AS A        PORTION OF
                                                     PERCENTAGE   PERCENTAGE   PUBLIC OFFERING
                                                     OF PUBLIC      OF NET          PRICE
                                                      OFFERING      AMOUNT        RETAINED
                  AMOUNT INVESTED                      PRICE       INVESTED       BY DEALER
              ----------------------------------------------------------------------------------
Less than $25,000..................................     3.00%        3.09%           2.50%
$25,000 but less than $250,000.....................     2.50%        2.56%           2.00%
$250,000 but less than $500,000....................     2.00%        2.04%           1.65%
$500,000 and over*.................................     0.00%        0.00%           0.00%

MACKENZIE NATIONAL MUNICIPAL FUND
MACKENZIE CALIFORNIA MUNICIPAL FUND
MACKENZIE NEW YORK MUNICIPAL FUND

                                                          SALES CHARGE
                                                     -----------------------
                                                        AS A         AS A        PORTION OF
                                                     PERCENTAGE   PERCENTAGE   PUBLIC OFFERING
                                                     OF PUBLIC      OF NET          PRICE
                                                      OFFERING      AMOUNT        RETAINED
                  AMOUNT INVESTED                      PRICE       INVESTED       BY DEALER
              ----------------------------------------------------------------------------------
Less than $100,000.................................     4.75%        4.99%           4.00%
100,000 but less than $250,000.....................     3.75%        3.90%           3.00%
$250,000 but less than $500,000....................     2.50%        2.56%           2.00%
$500,000 and over*.................................     0.00%        0.00%           0.00%

* A contingent deferred sales charge may apply to the redemption of Class A shares that are purchased on or after January 26, 1994 without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A Shares."

    Former shareholders of Zweig Limited Term Portfolio and Zweig Money Market Portfolio who became shareholders of Mackenzie Limited Term Municipal Fund as a result of the transfer of all the assets of those portfolios to the Fund may purchase Class A shares of this Fund using the sales charges previously in effect for Zweig Limited Term Portfolio. The sales charge on purchases by these investors is as follows:

                                                          SALES CHARGE
                                                     -----------------------
                                                        AS A         AS A        PORTION OF
                                                     PERCENTAGE   PERCENTAGE   PUBLIC OFFERING
                                                     OF PUBLIC      OF NET          PRICE
                                                      OFFERING      AMOUNT        RETAINED
                  AMOUNT INVESTED                      PRICE       INVESTED       BY DEALER
              ----------------------------------------------------------------------------------
Less than $250,000.................................     1.50%        1.52%           1.25%
250,000 but less than $500,000.....................     1.00%        1.01%           0.80%
$500,000 and over..................................     0.00%        0.00%           0.00%

    Sales charges are not applied to any dividends which are reinvested in additional shares of a Fund.

    MIFDI may, at the time of any purchase of Class A shares, pay out of MIFDI's own resources commissions to dealers that provided distribution assistance in connection with the purchase. For purchases over $500,000, the commission would be computed at 1.00% of the first $3,000,000 invested (0.75% for Mackenzie Limited Term Municipal Fund); 0.50% of the next $2,000,000 invested; and 0.25% of the amount invested in excess of $5,000,000. An investor may be charged a transaction fee for Class A shares purchased or redeemed at net asset value through a broker or agent other than MIFDI.

    MIFDI compensates participating brokers who sell Class A shares through the initial sales charge. MIFDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute a Fund's Class A shares. MIFDI may, from time to time, reallow the entire sales charge or a portion of the sales charge greater than that which will normally be reallowed to selected dealers who sell or are expected to sell significant amounts of shares of the Funds during specified time periods. During periods when 90% or more of the sales commission is reallowed, such dealers may be deemed to be underwriters, as that term is defined in the Securities Act of 1933. Pursuant to separate distribution plans for each Fund's Class A and Class B shares, MIFDI bears various promotional and sales-related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to each Fund's distribution plans applicable to its Class A and Class B shares, MIFDI currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

    MIFDI may from time to time pay a bonus or other incentive to dealers (other than MIFDI) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by MIFDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

    Purchases of $500,000 or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar quarter in which the purchase was made (the contingent deferred sales charge period), a contingent deferred sales charge of 1.00% (0.75% in the case of Mackenzie Limited Term Municipal Fund) will be imposed.

    In order to recover commissions paid to dealers on NAV Transfers (as defined in "Purchase of Class A Shares at Net Asset Value"), Class A shares of the Fund are subject to a contingent deferred sales charge of 1.00% (0.75% for Mackenzie Limited Term Municipal Fund) for certain redemptions within 24 months after the date of purchase.

    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no contingent deferred sales charge will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares.

    In determining whether a contingent deferred sales charge applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the contingent deferred sales charge. The contingent deferred sales charge is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The contingent deferred sales charge is waived for any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of the death or disability. MIFDI may require documentation prior to waiver of the contingent deferred sales charge.

    Class A shareholders may exchange their Class A shares subject to a contingent deferred sales charge ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any contingent deferred sales charge that otherwise would be due upon the redemption of the outstanding Class A shares. The original contingent deferred sales charge rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

QUALIFYING FOR A REDUCED SALES CHARGE

    RIGHTS OF ACCUMULATION: Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except Ivy Money Market Fund) owned by you, your spouse and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of each of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal to or greater than a breakpoint amount for the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4B of the Account Application. For additional information, contact MIISC at 1-800-777-6472.

    LETTER OF INTENT: A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign a LOI, complete Section 4B of the Account Application. For additional information, contact MIISC at 1-800-777-6472.

    Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

PURCHASES OF CLASS A SHARES AT NET ASSET VALUE

    An investor who was a shareholder of any Ivy Fund on December 31, 1991 or a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Ivy Bond Fund (formerly Mackenzie Fixed Income Trust) or Ivy Growth Fund as a result of the respective reorganizations of the funds will be exempt from sales charges, including any contingent deferred sales charge, on purchases of Class A shares of any Ivy or Mackenzie fund. This privilege is also available to immediate family members of a shareholder (i.e., the shareholder's children, the shareholder's spouse and the children of the shareholder's spouse). This no-load privilege terminates for the investor if the investor redeems all shares owned. Shareholders and their relatives as described above should call 1-800-235-3322 for further information on additional purchases or to inquire about their account.

    Officers and Trustees of the Trust (and their relatives), MIMI, Ivy Management, Inc. (which is a wholly owned subsidiary of MIMI) and Mackenzie Financial Corporation (of which MIMI is a subsidiary) and their officers, directors, employees and retired employees (and their relatives) may buy Class A shares of the Fund without an initial sales charge or a contingent deferred sales charge.

    Directors, officers, partners, registered representatives, employees (and their relatives) of dealers having a sales agreement with MIFDI may buy Class A shares of a Fund without an initial sales charge or a contingent deferred sales charge. In addition, certain investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts and the accounts of their clients may purchase Class A shares of a Fund without an initial sales charge or a contingent deferred sales charge, provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Also, clients of these advisers and planners may make purchases under the same conditions if the purchases are through the master account of such adviser or planner on the books of such broker or agent.

    Class A shares of Mackenzie Limited Term Municipal Fund can also be purchased without an initial sales charge, but subject to a contingent deferred sales charge of 0.75% during the first 24 months by trust companies, bank trust departments, credit unions, savings and loans, and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by MIFDI. Currently, these criteria require that the amount invested or to be invested during the subsequent 13-month period totals at least $250,000. MIFDI may, at the time of any such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 0.75% of the first $3,000,000 invested; 0.50% of the next $2,000,000 invested; and 0.25% of the amount invested in excess of $5,000,000.

    Class A shares of Mackenzie Limited Term Municipal Fund can also be purchased without an initial sales charge, but subject to a contingent deferred sales charge of 0.75% during the first 24 months by any state, county, or city, or any instrumentality, department, authority or agency of these entities, which is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of any registered management investment company (an "eligible governmental authority"). MIFDI may, at the time of such purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 0.75% of the first $3,000,000 invested; 0.50% of the next $2,000,000 invested; and 0.25% of the amount invested in excess of $5,000,000.

    Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

    The Funds may, from time to time, waive the initial sales charge on its Class A shares sold to clients of various broker/dealers with which MIFDI has a selling relationship. This privilege will apply only to Class A shares of the Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares (on which a commission has been paid) of an investment company (other than the Trust or Ivy Fund), unit investment trust or limited partnership ("NAV Transfers"). Some dealers may elect not to participate in this program. Those dealers that do elect to participate in the program must complete certain forms required by MIFDI. The normal service fee, as described in the "Initial Sales Charge Alternative -- Class A Shares" and "Contingent Deferred Sales Charge Alternative -- Class B Shares" sections of this Prospectus, will also be paid to dealers in connection with these purchases. Additional information on reductions or waivers may be obtained from MIFDI at the address listed on the cover of this Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B SHARES

    Class B shares are offered at net asset value without a front-end sales charge. However, Class B shares redeemed within six years (five years in the case of Mackenzie Limited Term Municipal Fund) of purchase will be subject to a contingent deferred sales charge at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed. Accordingly, you will not be assessed a contingent deferred sales charge on increases in account value above the initial purchase price, including shares derived from the reinvestment of distributions. In determining whether a contingent deferred sales charge applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the contingent deferred sales charge redemption period or those you acquire through reinvestment of distributions, and next from the shares you have held the longest.

    Proceeds from the contingent deferred sales charge are paid to MIFDI. MIFDI uses them, in whole or in part, to defray its expenses related to providing the Fund with distribution services in connection with the sale of Class B shares, such as compensating selected dealers and agents for selling these shares. The combination of the contingent deferred sales charge and the service and distribution fees makes it possible for the Fund to sell Class B shares without deducting a sales charge at the time of purchase.

    The amount of the contingent deferred sales charge, if any, will vary depending upon the number of years from the time of your purchase of Class B shares until the time you redeem them. Solely for purposes of determining this holding period, all payments during the quarter will be aggregated and deemed to have been made on the last day of the quarter.

MACKENZIE LIMITED TERM MUNICIPAL FUND

                                                                       CONTINGENT DEFERRED
                                                                        SALES CHARGE AS A
                                                                          PERCENTAGE OF
                                                                          DOLLAR AMOUNT
                         YEAR SINCE PURCHASE                            SUBJECT TO CHARGE
            ------------------------------------------------------------------------------
First................................................................            3%
Second...............................................................        2 1/2%
Third................................................................            2%
Fourth...............................................................        1 1/2%
Fifth................................................................            1%
Sixth and thereafter.................................................            0%

MACKENZIE NATIONAL MUNICIPAL FUND
MACKENZIE CALIFORNIA MUNICIPAL FUND
MACKENZIE NEW YORK MUNICIPAL FUND

                                                                       CONTINGENT DEFERRED
                                                                        SALES CHARGE AS A
                                                                          PERCENTAGE OF
                                                                          DOLLAR AMOUNT
                         YEAR SINCE PURCHASE                            SUBJECT TO CHARGE
            ------------------------------------------------------------------------------
First................................................................           5%
Second...............................................................           4%
Third................................................................           3%
Fourth...............................................................           3%
Fifth................................................................           2%
Sixth................................................................           1%
Seventh and thereafter...............................................           0%

    MIMI, on behalf of MIFDI, currently intends to pay dealers a sales commission of 2.50% of the sale price of Class B shares of Mackenzie Limited Term Municipal Fund and 4.00% of the sale price of Class B shares of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund sold by such dealers, subject to future amendment or termination. MIFDI will retain 0.50% of the continuing 0.75% service/distribution fee for Mackenzie Limited Term Municipal Fund (0.75% of the continuing 1.00% for Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York Municipal Fund) assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of Class B shares to finance the sales commission plus related marketing expenses.

    CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested distributions on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in the discontinuance of annual distribution fees. If you exchanged Class B shares from another Ivy or Mackenzie fund into Class B shares of a Fund, the calculation will be based on the time the shares in the original fund were purchased.

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The contingent deferred sales charge is waived for any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. MIFDI may require documentation prior to waiver of the contingent deferred sales charge.

    ARRANGEMENTS WITH BROKER/DEALERS AND OTHERS: MIFDI may, at its own expense, pay concessions in addition to those described above to dealers which satisfy certain criteria established from time to time by MIFDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by such dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

    You may redeem your Fund shares through your registered securities representative, by mail, by telephone or by Federal Funds wire. A contingent deferred sales charge may apply to certain Class A share redemptions, and to Class B share redemptions prior to conversion. All redemptions are made at the net asset value next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. EST to be processed at the net asset value for that day. Any redemption request in good order that is received after 4:00 p.m. will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER IS LESS. If you own shares of more than one class of a Fund, the Fund will redeem Class A shares first; any shares subject to a contingent deferred sales charge will be redeemed last unless you specifically elect otherwise.

    When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees" below.

    If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

    THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the net asset value (less any applicable contingent deferred sales charge) determined at the close of regular trading (4:00 p.m. EST) on the day that a redemption request is received in good order by MIISC.

    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the fund name, the account number, the account name(s), the address and the dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, or other representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or net asset value of your account at the next determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Our courier address is:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting MIISC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction (for example, during such times), you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or his/her assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or permit your registered representative or his/her assistant to do so on your behalf, you must notify MIISC in writing.

    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    CHECK WRITING: With respect to Mackenzie Limited Term Municipal Fund, check writing is available on Class A of the Fund. Checks must be written for a minimum of $500. You may sign up for this option by completing Section 8 Check Writing Enrollment on the last page of the account application. If the Class A shares to be redeemed have been purchased by check, availability of the shares for redemption by check may be delayed until your check clears or for up to 15 calendar days after the date of purchase, whichever is less.

    In order to qualify for check writing, Fund shareholders must maintain a minimum average balance of $1,000. Class A shares must be unissued (held at the Fund) for any account requesting check writing privileges.

    Checks can be reordered by calling MIISC at 1-800-777-6472. Checking activity is reported on your statement, and cancelled checks are returned to you each month. There is no limitation on the number of checks a shareholder may write.

    Checks written on the Fund are redemptions of shares and considered taxable events by the IRS. As such, any capital gain realized must be reported on your income tax return.

    When a check is presented for payment, the Fund redeems a sufficient number of Class A shares to cover the amount of the check. Checks written on accounts with insufficient shares will be returned to the payee marked "non-sufficient funds." There is a nominal charge for each supply of checks, copies of canceled checks, stop payment orders, checks drawn for amounts less than the Fund minimum (see above) and checks returned for "non-sufficient funds." To pay for these charges, the Fund automatically redeems an appropriate number of the shareholder's Class A shares after the charges are incurred.

    You may not close your Fund account by writing a check because any earned dividends will remain in your account. Check writing is not available for accounts in Class B of the Fund. The Fund reserves the right to change, modify or terminate the check writing service at any time upon notification mailed to the address of record of the shareholder(s).

    BY FEDERAL FUNDS WIRE: For shareholders who established this feature at the time they opened their new account, telephone instructions will be accepted for redemption amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a $10 fee each time redemption proceeds are wired to your bank.

    Neither MIISC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 for more than 12 months. No redemption will be made unless the shareholder has been given at least 60 days notice of the Fund's intention to redeem the shares. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the dividend and capital gain distribution option that best suits your needs:

1. AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at net asset value in additional shares of the same class of the Fund unless you specify one of the other options.

2. INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND -- Both dividends and capital gains are automatically invested at net asset value in another Ivy or Mackenzie Fund of the same class.

3. DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at net asset value in additional shares of the same class of the Fund or another Ivy or Mackenzie fund of the same class.

4. DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact MIISC at 1-800-777-6472.

    If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% Federal backup withholding tax on dividends, capital gain distributions and redemption proceeds, you must furnish the Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior under-reporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to the address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN and making certain certifications in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the Account Application to claim the exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with the new Account Application, a completed IRS Form W-8.

CERTIFICATES

    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-777-6472 and request that one be sent to you. Please note that if you were to lose your certificate, you would incur an expense to replace it.

    Certificates for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction, signed by all registered owners with signature guarantee. The letter of instruction would then be mailed to MACKENZIE IVY INVESTOR SERVICES CORP., P.O. BOX 3022, BOCA RATON, FL 33431-0922.

EXCHANGE PRIVILEGE

    Shareholders of the Fund have an exchange privilege with other Ivy and Mackenzie funds. Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or Mackenzie fund on the basis of the net asset value per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

    Class B shareholders may exchange their Class B shares for Class B shares of another Ivy or Mackenzie fund on the basis of the net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of Class B shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or longer) than the contingent deferred sales charge for the new Class B shares.

    Shares resulting from the reinvestment of distributions will not be charged an initial sales charge or a contingent deferred sales charge when exchanged into another Ivy or Mackenzie fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Prior to executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be unissued in order to execute an exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made.

    With respect to Fund shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any contingent deferred sales charge for future redemptions of the exchanged shares.

    An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. prior to October 31, 1988, or a shareholder of Ivy Fund prior to December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or American Investors Growth Fund, Inc. on or after October 31, 1988 who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie fund into which an exchange is made.

    In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.

    EXCHANGES BY TELEPHONE: When you fill out the application for your purchase of Fund shares, if Section 6E of the new Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or permit your registered representative or his/her assistant to do so on your behalf, you must notify MIISC in writing.

    In order to execute an exchange, please contact MIISC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

    - The name and class of the Fund whose shares you currently own.

    - Your account number

    - The name(s) in which the account is registered.

    - The name of the Fund in which you wish your exchange to be invested.

    - The number of shares, all shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

    Mail the request and information to:

                     MACKENZIE IVY INVESTOR SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

REINVESTMENT PRIVILEGE

    Investors who have redeemed Class A shares of Mackenzie National Municipal Fund, Mackenzie California Municipal Fund or Mackenzie New York Municipal Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge), within 60 days after the date of redemption. Investors who have redeemed Class A shares Mackenzie Limited Term Municipal Fund have an unlimited privilege of reinvesting all or a part of the proceeds of the redemption back into class A shares of the Fund at net asset value (without a sales charge) within 24 months after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM MIISC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

SYSTEMATIC WITHDRAWAL PLAN

    You must elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer ("EFT"). Share certificates must be unissued (held by the Fund) while the Systematic Withdrawal Plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact MIISC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A or Class B shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a contingent deferred sales charge imposed on your redemptions of Class B shares. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable contingent deferred sales charge will be assessed upon redemption. A contingent deferred sales charge will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares under the "Automatic Investment Method" and "Fed Wire/EFT" sections of the Account Application. There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting MIISC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Funds should be directed to MIISC at 1-800-777-6472.

                              ACCOUNT APPLICATION
                     MACKENZIE LIMITED TERM MUNICIPAL FUND
                       MACKENZIE NATIONAL MUNICIPAL FUND
                      MACKENZIE CALIFORNIA MUNICIPAL FUND
                       MACKENZIE NEW YORK MUNICIPAL FUND

 Please mail applications and checks to: Mackenzie Ivy Investor Services Corp.,
                         P.O. Box 3022, Boca Raton, FL 33431-0922.
 (This application should not be used for retirement accounts for which Ivy is custodian.)

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   FUND
    USE
   ONLY   _________________________________________________       ___________________       ___________________       ______________
          Account Number                                          Dealer #                  Branch #                  Rep. I.D. #
------------------------------------------------------------------------------------------------------------------------------------
REGISTRATION
1         [ ] Individual                   ________________________________________________________________________________________
          [ ] Joint Tenant                 Owner, Custodian or Trustee
          [ ] Estate                       ________________________________________________________________________________________
          [ ] UGMA/UTMA                    Co-owner or Minor
          [ ] Corporation                  ________________________________________________________________________________________
          [ ] Partnership                                                                                Minor's State of Residence
          [ ] Sole Proprietor              ________________________________________________________________________________________
          [ ] Trust                        Street
              __________________           ________________________________________________________________________________________
              Date of Trust
          [ ] Other ____________           ________________________________________________________________________/__/__/__/__/__/
          ______________________           City                                          State                         Zip Code
                                           /__/__/__/-/__/__/__/-/__/__/__/__/                 /__/__/__/-/__/__/__/-/__/__/__/__/
                                           Phone Number -- Day                                 Phone Number -- Evening
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TAX ID #
2         /__/__/__/-/__/__/-/__/__/__/__/ of /__/__/-/__/__/__/__/__/__/__/  Citizenship [ ] U.S.  [ ] Other _______________
          Social Security Number              Tax Identification Number

          Under penalties of perjury, I certify by signing in Section 8 below that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Tax Identification
          Number" section of the Prospectus for additional information on completing this section.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DEALER INFORMATION
3         The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMI of any purchases made under a Letter of Intent or Rights of
          Accumulation.
          __________________________________________________________    __________________________________________________________
          Dealer Name                                                   Representative's Name and Number
          __________________________________________________________    __________________________________________________________
          Branch Office Address                                         Representative's Phone Number
          __________________________________________________________    __________________________________________________________
          City                State                Zip Code             Authorized Signature of Dealer
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS
4         A.  Enclosed is my check for $ ______________ ($1,000 minimum) made payable to the appropriate Fund.  Please invest it in the following Fund(s):
              $__________________ Mackenzie Limited Term Municipal Fund Class A [ ] or Class B [ ] shares
              $__________________ Mackenzie National Municipal Fund Class A [ ] or Class B [ ] shares
              $__________________ Mackenzie California Municipal Fund Class A [ ] or Class B [ ] shares
              $__________________ Mackenzie New York Municipal Fund Class A [ ] or Class B [ ] shares

          B.  I qualify for a reduced sales charge due to the following privilege (applies only to Class A shares):
              [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below).
              [ ] ROA with the account(s) listed below.
              [ ] Existing Letter of Intent with account(s) listed below.

              ____________________________________               /__/__/__/__/__/__/__/__/__/__/      [ ] or New
              Fund Name                                          Account Number
              ____________________________________               /__/__/__/__/__/__/__/__/__/__/      [ ] or New
              Fund Name                                          Account Number

              If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).
              [ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000

          C.  FOR DEALER USE ONLY
              Confirmed trade orders:                  /__/__/__/__/__/__/   /__/__/__/__/__/__/ o /__/__/__/  /__/__/__/__/__/__/
                                                       Confirm Number        Number of Shares                  Trade Date
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
5         A.  I would like to reinvest dividends and capital gains into additional shares of the same class in this account at net asset value unless a different option is checked below.
          B.  [ ] Reinvest all dividends and capital gains into additional shares of the same class in an account in a different
              Mackenzie or Ivy fund.

              _____________________________________    /__/__/__/__/__/__/__/        [ ] New Account
              Fund Name                                Account Number

          C.  [ ] Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or an account in a different Mackenzie or Ivy fund.

              _____________________________________    /__/__/__/__/__/__/__/        [ ] New Account
              Fund Name                                Account Number

          D.  [ ] Pay all dividends and capital gains in cash.

                               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:

              [ ] Sent to the address listed in the registration. [ ] Sent to the special payee listed in Section 7A [ ] (By Mail)
                                                                                                                  7B [ ] (By E.F.T.)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONAL SPECIAL FEATURES
6      A. / / AUTOMATIC INVESTMENT METHOD (AIM)

       I wish to invest / / once per month.  My bank account will be debited on or about the
                        / / twice                           day of the month
                        / / 3 times          --------------
                        / / 4 times                         day of the month
                                             --------------
                                                            day of the month
                                             --------------
                                                            day of the month
                                             --------------


       Please invest $              each period starting in the month of           in Class A / / or Class B / / of             .
                      -------------                                      ---------                                  ------------
                      Dollar Amount                                        Month                                    Fund Name

       / / I have attached a voided check to ensure my correct bank account will be debited.

       * There must be a period of at least seven calendar days between each investment period.

       B. / / SYSTEMATIC WITHDRAWAL PLANS*

       I wish to automatically withdraw funds from my                   / / Monthly / / Quarterly / / Semiannually / / Annually
       account in Class A / / or Class B / / of Ivy Growth with Income
       Fund.                                                            I request the distribution be:
                                                                        / / Sent to the address listed in the registration.
       / / Once / / Twice / / 3 times / / 4 times per month             / / Sent to the special payee listed in Section 7.
                                                                        / / Invested into additional shares of the same
                                                                         class of a different Ivy or Mackenzie fund.

                                                                        ----------------------------------------------------------
                                                                        Fund Name

                                                                        /_/_/_/_/_/_/_/_/_/_/
                                                                        Account Number

       Amount $ ---------------, starting on or about the               day of the
                 Minimum $50                              -------------            ------------
                                                                                      month
                                                                        day of the
                                                          -------------            ------------
                                                                                      month
                                                                        day of the
                                                          -------------            ------------
                                                                                      month**
                                                                        (choose one)

       NOTE: Account minimum: $5,000 in shares at current offering price)
          ** There must be a period of at least seven calendar days between each withdrawal period.

       C. / / ELECTRONIC FUNDS TRANSFER FOR REDEMPTION PROCEEDS*
              I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). Shares issued in certificate form may not be redeemed under this privilege. (COMPLETE SECTION 7B)

       D. / / TELEPHONIC EXCHANGES* / / YES / / NO
              I authorize exchanges by telephone among the Ivy and Mackenzie family of funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

              If neither box is checked, the telephone exchange privilege will be provided automatically.

       E. / / TELEPHONIC REDEMPTIONS* / / YES / / NO
              The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

              If neither box is checked, the telephone exchange privilege will be provided automatically.

             *MAY NOT BE USED IF SHARES ARE ISSUED IN CERTIFICATE FORM.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SPECIAL PAYEE
7

       A.                          MAILING ADDRESS                                  B.          FED WIRE / E.F.T. INFORMATION
                   Please send all disbursements to this special payee

                   --------------------------------------------                     -----------------------------------------------
                   Name of Bank or Individual                                       Financial Institution

                   --------------------------------------------                     ---------------------------   -----------------
                   Account Number (if applicable)                                   ABA #                         Account #

                   --------------------------------------------                     -----------------------------------------------
                   Street                                                           Street

                   --------------------------------------------                     -----------------------------------------------
                   City/State/Zip                                                   City/State/Zip
                                                                                    (Please attach a voided check)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CHECK WRITING ENROLLMENT FORM
8                        MACKENZIE LIMITED TERM MUNICIPAL FUND
                    (checks must be written for a minimum of $500)

       Check writing privileges are available to Class A shareholders of Mackenzie Limited Term Municipal Fund. Class A shares purchased in a Fund may be subject to a holding period of up to 15 calendar days before being redeemed by check. Please see the Prospectus for details.

       HOW TO ENROLL

       1.  ALL REGISTERED OWNERS MUST SIGN THIS FORM IN THE SPACE PROVIDED
           BELOW.

       2. Check the appropriate Number of Signatures Required box to indicate the number of signatures required when writing checks.

       NUMBER OF SIGNATURES REQUIRED
       / / All signatures are required    / / One signature is required
       / / More than one signature is required
                                               ------------------------------
                                               number of signatures required

       IF NONE OF THE ABOVE IS CHECKED THEN ALL SIGNATURES WILL BE REQUIRED


--------------------------------------------------         -------------------
Authorized Signature                                       Date

--------------------------------------------------         -------------------
Authorized Signature                                       Date

--------------------------------------------------         -------------------
Authorized Signature                                       Date

--------------------------------------------------         -------------------
Authorized Signature                                       Date

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SIGNATURES
9 Investors should be aware that failure to check "No" under Section 6, "Optional Special Features", above means that the Telephone Exchange/Redemptions Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

       I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

            ---------------------------------------------------------------------------        ------------------
            Signature of Owner, Custodian, Trustee or Corporate Officer                        Date

            ---------------------------------------------------------------------------        ------------------
            Signature of Joint Owner, Co-Trustee or Corporate Officer                          Date

--------------------------------------------------------------------------------

MUNI-1-1095               (Remember to Sign Section 9)